Shareholder Report, Holdings (Details)	Dec. 31, 2024
VIP Value Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
VIP Value Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Value Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Value Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Value Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Value Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Value Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Value Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Value Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
VIP Value Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Portfolio - Initial Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Initial Class | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Initial Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
VIP Value Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Floating Rate High Income Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Floating Rate High Income Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Floating Rate High Income Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Floating Rate High Income Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Floating Rate High Income Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Floating Rate High Income Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Floating Rate High Income Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Floating Rate High Income Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Floating Rate High Income Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
VIP Floating Rate High Income Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
VIP Floating Rate High Income Portfolio - Investor Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Floating Rate High Income Portfolio - Investor Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Floating Rate High Income Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Floating Rate High Income Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Floating Rate High Income Portfolio - Investor Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Floating Rate High Income Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
VIP Floating Rate High Income Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Floating Rate High Income Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Floating Rate High Income Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Floating Rate High Income Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Floating Rate High Income Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Floating Rate High Income Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Floating Rate High Income Portfolio - Investor Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Investor Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Investor Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Floating Rate High Income Portfolio - Investor Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	89.50%
VIP Floating Rate High Income Portfolio - Investor Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Floating Rate High Income Portfolio - Investor Class | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Floating Rate High Income Portfolio - Investor Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP High Income Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP High Income Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP High Income Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP High Income Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP High Income Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP High Income Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP High Income Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
VIP High Income Portfolio - Service Class 2 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.30%
VIP High Income Portfolio - Service Class 2 | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP High Income Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP High Income Portfolio - Service Class 2 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP High Income Portfolio - Service Class 2 | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.80%
VIP High Income Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP High Income Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP High Income Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP High Income Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Service Class 2 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Service Class 2 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Service Class 2 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP High Income Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Service Class 2 | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP High Income Portfolio - Service Class 2 | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	85.50%
VIP High Income Portfolio - Service Class 2 | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Service Class 2 | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class 2 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class 2 | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Service Class 2 | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Stock Selector Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Stock Selector Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Stock Selector Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Stock Selector Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Stock Selector Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Stock Selector Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Stock Selector Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Stock Selector Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Stock Selector Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Stock Selector Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Stock Selector Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
VIP Stock Selector Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Stock Selector Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Stock Selector Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Stock Selector Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP Stock Selector Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Stock Selector Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Stock Selector Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Stock Selector Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
VIP Stock Selector Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Stock Selector Portfolio - Service Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Stock Selector Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Stock Selector Portfolio - Service Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
VIP Stock Selector Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Stock Selector Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Stock Selector Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Stock Selector Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Stock Selector Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Stock Selector Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Stock Selector Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Stock Selector Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Stock Selector Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Stock Selector Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Stock Selector Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Stock Selector Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Stock Selector Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Stock Selector Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
VIP Stock Selector Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Stock Selector Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Stock Selector Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Stock Selector Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP Stock Selector Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Stock Selector Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Stock Selector Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Stock Selector Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
VIP Stock Selector Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Stock Selector Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Stock Selector Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Stock Selector Portfolio - Investor Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
VIP Stock Selector Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Stock Selector Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Stock Selector Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Overseas Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Overseas Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Overseas Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Overseas Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Overseas Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
VIP Overseas Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
VIP Overseas Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
VIP Overseas Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Overseas Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Overseas Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Overseas Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Overseas Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
VIP Overseas Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Overseas Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP Overseas Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Overseas Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Overseas Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Investor Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Overseas Portfolio - Investor Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
VIP Overseas Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Overseas Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Growth Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Growth Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Growth Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Growth Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Growth Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Growth Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.20%
VIP Growth Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Growth Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Growth Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Growth Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Growth Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
VIP Growth Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Portfolio - Initial Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
VIP Growth Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Equity-Income Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Equity-Income Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Equity-Income Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Equity-Income Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity-Income Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity-Income Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity-Income Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity-Income Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity-Income Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity-Income Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity-Income Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Equity-Income Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Equity-Income Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Equity-Income Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Equity-Income Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Equity-Income Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Equity-Income Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity-Income Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Equity-Income Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity-Income Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Equity-Income Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Equity-Income Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
VIP Equity-Income Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Equity-Income Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity-Income Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Equity-Income Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity-Income Portfolio - Service Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity-Income Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Equity-Income Portfolio - Service Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity-Income Portfolio - Service Class | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity-Income Portfolio - Service Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Equity-Income Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
VIP Equity-Income Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Overseas Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Overseas Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Overseas Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Overseas Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Overseas Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
VIP Overseas Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
VIP Overseas Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
VIP Overseas Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Overseas Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Overseas Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Overseas Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Overseas Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
VIP Overseas Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Overseas Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP Overseas Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Overseas Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Overseas Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Initial Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Overseas Portfolio - Initial Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
VIP Overseas Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Overseas Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
VIP Value Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Value Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Value Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Value Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Value Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Value Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Value Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Value Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
VIP Value Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Portfolio - Investor Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Investor Class | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Investor Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
VIP Value Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Stock Selector Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Stock Selector Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Stock Selector Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Stock Selector Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Stock Selector Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Stock Selector Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Stock Selector Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Stock Selector Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Stock Selector Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Stock Selector Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Stock Selector Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
VIP Stock Selector Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Stock Selector Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Stock Selector Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Stock Selector Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP Stock Selector Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Stock Selector Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Stock Selector Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Stock Selector Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
VIP Stock Selector Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Stock Selector Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Stock Selector Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Stock Selector Portfolio - Initial Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
VIP Stock Selector Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Stock Selector Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Stock Selector Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Overseas Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Overseas Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Overseas Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Overseas Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Overseas Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
VIP Overseas Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
VIP Overseas Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
VIP Overseas Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Overseas Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Overseas Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Overseas Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Overseas Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
VIP Overseas Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Overseas Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP Overseas Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Overseas Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Overseas Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Service Class 2 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Overseas Portfolio - Service Class 2 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
VIP Overseas Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Overseas Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP High Income Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP High Income Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP High Income Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP High Income Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP High Income Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP High Income Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
VIP High Income Portfolio - Service Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.30%
VIP High Income Portfolio - Service Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP High Income Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP High Income Portfolio - Service Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP High Income Portfolio - Service Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	84.80%
VIP High Income Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP High Income Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP High Income Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP High Income Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Service Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Service Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Service Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP High Income Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Service Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP High Income Portfolio - Service Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	85.50%
VIP High Income Portfolio - Service Class | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Service Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Service Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Service Class | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Value Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
VIP Value Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Value Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Value Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Value Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Value Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Value Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Value Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Value Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
VIP Value Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Portfolio - Service Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Portfolio - Service Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Service Class | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Service Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
VIP Value Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP High Income Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP High Income Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP High Income Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP High Income Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP High Income Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP High Income Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP High Income Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
VIP High Income Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.30%
VIP High Income Portfolio - Initial Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP High Income Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP High Income Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP High Income Portfolio - Initial Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	84.80%
VIP High Income Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP High Income Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP High Income Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP High Income Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Initial Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Initial Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Initial Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP High Income Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Initial Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP High Income Portfolio - Initial Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	85.50%
VIP High Income Portfolio - Initial Class | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Initial Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Initial Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Initial Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Initial Class | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Equity-Income Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Equity-Income Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Equity-Income Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Equity-Income Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity-Income Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity-Income Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity-Income Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity-Income Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity-Income Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity-Income Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity-Income Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Equity-Income Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Equity-Income Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Equity-Income Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Equity-Income Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Equity-Income Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Equity-Income Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity-Income Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Equity-Income Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity-Income Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Equity-Income Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Equity-Income Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
VIP Equity-Income Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Equity-Income Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity-Income Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Equity-Income Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity-Income Portfolio - Service Class 2 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity-Income Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Equity-Income Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity-Income Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity-Income Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Equity-Income Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
VIP Equity-Income Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Overseas Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Overseas Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Overseas Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Overseas Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Overseas Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Overseas Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Overseas Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
VIP Overseas Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
VIP Overseas Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
VIP Overseas Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Overseas Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Overseas Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Overseas Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Overseas Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
VIP Overseas Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Overseas Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP Overseas Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Overseas Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Overseas Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Overseas Portfolio - Service Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Overseas Portfolio - Service Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Overseas Portfolio - Service Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
VIP Overseas Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Overseas Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Equity Income Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Equity Income Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Equity Income Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Equity Income Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity Income Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity Income Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity Income Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity Income Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity Income Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity Income Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity Income Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Equity Income Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Equity Income Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Equity Income Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Equity Income Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Equity Income Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Equity Income Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity Income Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Equity Income Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity Income Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Equity Income Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Equity Income Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
VIP Equity Income Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Equity Income Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity Income Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Equity Income Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity Income Portfolio - Investor Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity Income Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Equity Income Portfolio - Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity Income Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity Income Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Equity Income Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
VIP Equity Income Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Equity-Income Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Equity-Income Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Equity-Income Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Equity-Income Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity-Income Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Equity-Income Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity-Income Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Equity-Income Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity-Income Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Equity-Income Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity-Income Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Equity-Income Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Equity-Income Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Equity-Income Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Equity-Income Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Equity-Income Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Equity-Income Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity-Income Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Equity-Income Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Equity-Income Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Equity-Income Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Equity-Income Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
VIP Equity-Income Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Equity-Income Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Equity-Income Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Equity-Income Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity-Income Portfolio - Initial Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity-Income Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Equity-Income Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Equity-Income Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Equity-Income Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Equity-Income Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
VIP Equity-Income Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Growth Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Growth Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Growth Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Growth Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Growth Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Growth Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Growth Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.20%
VIP Growth Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Growth Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Growth Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Growth Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Growth Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
VIP Growth Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Service Class | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Portfolio - Service Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
VIP Growth Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Stock Selector Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Stock Selector Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Stock Selector Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Stock Selector Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Stock Selector Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Stock Selector Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Stock Selector Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Stock Selector Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Stock Selector Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Stock Selector Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Stock Selector Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
VIP Stock Selector Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Stock Selector Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Stock Selector Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Stock Selector Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP Stock Selector Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Stock Selector Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Stock Selector Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Stock Selector Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Stock Selector Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
VIP Stock Selector Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Stock Selector Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Stock Selector Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Stock Selector Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Stock Selector Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Stock Selector Portfolio - Service Class 2 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Stock Selector Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
VIP Stock Selector Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Stock Selector Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Stock Selector Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP High Income Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP High Income Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP High Income Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP High Income Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP High Income Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP High Income Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP High Income Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
VIP High Income Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.30%
VIP High Income Portfolio - Investor Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP High Income Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP High Income Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP High Income Portfolio - Investor Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	84.80%
VIP High Income Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP High Income Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP High Income Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP High Income Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP High Income Portfolio - Investor Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Investor Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP High Income Portfolio - Investor Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP High Income Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP High Income Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP High Income Portfolio - Investor Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP High Income Portfolio - Investor Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	85.50%
VIP High Income Portfolio - Investor Class | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP High Income Portfolio - Investor Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Investor Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP High Income Portfolio - Investor Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP High Income Portfolio - Investor Class | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Growth Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Growth Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Growth Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Growth Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Growth Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Growth Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.20%
VIP Growth Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Growth Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Growth Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Growth Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Growth Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
VIP Growth Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Portfolio - Investor Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
VIP Growth Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Growth Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Growth Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Growth Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Growth Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Growth Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Growth Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Growth Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Growth Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Growth Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.20%
VIP Growth Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Growth Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Growth Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Growth Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Growth Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Growth Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
VIP Growth Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Growth Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Growth Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Growth Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Portfolio - Service Class 2 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
VIP Growth Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Floating Rate High Income Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Floating Rate High Income Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Floating Rate High Income Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Floating Rate High Income Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Floating Rate High Income Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Floating Rate High Income Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Floating Rate High Income Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Floating Rate High Income Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Floating Rate High Income Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
VIP Floating Rate High Income Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
VIP Floating Rate High Income Portfolio - Initial Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Floating Rate High Income Portfolio - Initial Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Floating Rate High Income Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Floating Rate High Income Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Floating Rate High Income Portfolio - Initial Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Floating Rate High Income Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
VIP Floating Rate High Income Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Floating Rate High Income Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Floating Rate High Income Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Floating Rate High Income Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Floating Rate High Income Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Floating Rate High Income Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Floating Rate High Income Portfolio - Initial Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Initial Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Initial Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Floating Rate High Income Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Floating Rate High Income Portfolio - Initial Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	89.50%
VIP Floating Rate High Income Portfolio - Initial Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Floating Rate High Income Portfolio - Initial Class | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Floating Rate High Income Portfolio - Initial Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Floating Rate High Income Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Value Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Value Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Value Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Value Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
VIP Value Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Value Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Value Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Value Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Value Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Value Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Value Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Value Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
VIP Value Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Value Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Portfolio - Service Class 2 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Service Class 2 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Value Portfolio - Service Class 2 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Value Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
VIP Value Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%